Summary of significant accounting policies - Schedule of Property and Equipment Estimated Useful Life (Details)	12 Months Ended
Dec. 31, 2019
Servers and network equipment [Member]
Property, Plant and Equipment [Line Items]
Residual rate	5.00%
Servers and network equipment [Member] | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	P3Y
Servers and network equipment [Member] | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	P-5Y
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	P5Y
Residual rate	5.00%
Furniture, fittings and office equipment [Member]
Property, Plant and Equipment [Line Items]
Residual rate	5.00%
Furniture, fittings and office equipment [Member] | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	P3Y
Furniture, fittings and office equipment [Member] | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	P-5Y
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	P5Y
Residual rate	5.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	Shorter of lease term or 3 years